UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2013 (Unaudited)

DWS Unconstrained Income Fund
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 49.3%
Consumer Discretionary 6.1%
313 Group, Inc., 144A, 6.375%, 12/1/2019		230,000	225,400
AMC Entertainment, Inc., 8.75%, 6/1/2019		535,000	591,175
AMC Networks, Inc., 7.75%, 7/15/2021		95,000	108,538
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		465,000	517,312
Avis Budget Car Rental LLC:
8.25%, 1/15/2019		555,000	614,662
9.625%, 3/15/2018		240,000	266,400
BC Mountain LLC, 144A, 7.0%, 2/1/2021 (b)		240,000	246,000
Block Communications, Inc., 144A, 7.25%, 2/1/2020		385,000	413,875
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018		545,000	588,600
British Sky Broadcasting Group PLC, 144A, 3.125%, 11/26/2022		570,000	558,635
Cablevision Systems Corp.:
7.75%, 4/15/2018		35,000	39,288
8.0%, 4/15/2020		65,000	73,450
Caesar's Entertainment Operating Co., Inc.:
8.5%, 2/15/2020		760,000	763,800
11.25%, 6/1/2017		1,610,000	1,722,700
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		225,000	238,500
CCO Holdings LLC:
5.25%, 9/30/2022		1,420,000	1,405,800
6.5%, 4/30/2021		1,320,000	1,412,400
6.625%, 1/31/2022		465,000	506,850
7.0%, 1/15/2019		125,000	135,156
7.25%, 10/30/2017		520,000	564,200
7.375%, 6/1/2020		55,000	61,188
7.875%, 4/30/2018		220,000	235,125
8.125%, 4/30/2020 (c)		145,000	162,763
CDR DB Sub, Inc., 144A, 7.75%, 10/15/2020		240,000	239,400
Cequel Communications Holdings I LLC, 144A, 6.375%, 9/15/2020		1,260,000	1,319,850
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		150,000	147,000
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 6.5%, 11/15/2022		150,000	158,250
Series B, 144A, 6.5%, 11/15/2022		405,000	431,325
Series A, 7.625%, 3/15/2020		115,000	119,025
Series B, 7.625%, 3/15/2020		1,175,000	1,227,875
Cox Communications, Inc., 144A, 3.25%, 12/15/2022		630,000	630,765
Crown Media Holdings, Inc., 10.5%, 7/15/2019		325,000	367,250
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (c)		400,000	399,000
DIRECTV Holdings LLC, 3.8%, 3/15/2022		800,000	807,042
DISH DBS Corp.:
6.625%, 10/1/2014		335,000	359,706
6.75%, 6/1/2021		55,000	61,600
7.125%, 2/1/2016		620,000	691,300
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		270,000	169
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020		420,000	435,750
Harron Communications LP, 144A, 9.125%, 4/1/2020		290,000	318,275
Hertz Corp.:
6.75%, 4/15/2019		90,000	97,650
144A, 6.75%, 4/15/2019		225,000	244,125
7.5%, 10/15/2018		905,000	993,237
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		240,000	244,800
Lear Corp., 8.125%, 3/15/2020		198,000	221,265
Levi Strauss & Co., 7.625%, 5/15/2020 (c)		365,000	397,850
Libbey Glass, Inc., 6.875%, 5/15/2020		135,000	145,294
Limited Brands, Inc., 7.0%, 5/1/2020		120,000	138,000
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		580,000	638,000
Mattel, Inc., 5.45%, 11/1/2041		836,600	918,215
Mediacom Broadband LLC, 144A, 6.375%, 4/1/2023		425,000	434,562
Mediacom LLC:
7.25%, 2/15/2022		115,000	125,350
9.125%, 8/15/2019		200,000	222,000
MGM Resorts International:
6.625%, 12/15/2021		730,000	751,900
144A, 6.75%, 10/1/2020		180,000	189,000
7.625%, 1/15/2017		585,000	641,306
8.625%, 2/1/2019 (c)		855,000	974,700
National CineMedia LLC:
6.0%, 4/15/2022		225,000	240,187
7.875%, 7/15/2021		275,000	305,250
Netflix, Inc., 144A, 5.375%, 2/1/2021		305,000	303,475
Norcraft Companies LP, 10.5%, 12/15/2015		520,000	538,200
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		430,000	455,800
Penske Automotive Group, Inc., 144A, 5.75%, 10/1/2022		305,000	313,387
Petco Holdings, Inc., 144A, 8.5%, 10/15/2017 (PIK) (c)		120,000	123,600
Quebecor Media, Inc., 144A, 5.75%, 1/15/2023		215,000	225,213
Regal Entertainment Group:
5.75%, 2/1/2025		60,000	59,400
9.125%, 8/15/2018 (c)		190,000	212,325
Sabre Holdings Corp., 8.35%, 3/15/2016		335,000	361,800
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		280,000	303,100
144A, 7.804%, 10/1/2020		320,000	329,786
Servicios Corporativos Javer SAPI de CV, 144A, 9.875%, 4/6/2021 (c)		1,700,000	1,738,250
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		915,000	1,036,237
Sonic Automotive, Inc.:
7.0%, 7/15/2022		105,000	115,894
Series B, 9.0%, 3/15/2018		525,000	576,187
Sotheby's, 144A, 5.25%, 10/1/2022		210,000	215,775
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016 (c)		195,000	199,875
Travelport LLC, 9.0%, 3/1/2016		80,000	70,600
UCI International, Inc., 8.625%, 2/15/2019		130,000	131,950
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		880,000	897,600
144A, 7.5%, 3/15/2019		445,000	486,162
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	455,000	681,958
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		60,000	63,000
144A, 7.875%, 11/1/2020		135,000	146,138
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	535,000	799,066
144A, 9.75%, 4/15/2018	EUR	445,000	637,695
Videotron Ltd., 9.125%, 4/15/2018		225,000	237,938
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		210,000	231,525
Visteon Corp., 6.75%, 4/15/2019 (c)		433,000	463,310
Whirlpool Corp., 4.7%, 6/1/2022		655,000	693,753
Wyndham Worldwide Corp., 5.75%, 2/1/2018		865,000	983,386
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		360,000	388,800

			41,109,275
Consumer Staples 1.9%
Alliance One International, Inc., 10.0%, 7/15/2016		145,000	154,063
Altria Group, Inc., 9.95%, 11/10/2038		855,000	1,393,757
Anadolu Efes Biracilik Ve Malt Sanayii AS, 144A, 3.375%, 11/1/2022		2,500,000	2,396,875
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021 (b)		230,000	232,013
ConAgra Foods, Inc., 3.25%, 9/15/2022		305,000	304,119
Constellation Brands, Inc., 6.0%, 5/1/2022		100,000	112,500
Darling International, Inc., 8.5%, 12/15/2018		485,000	554,719
Del Monte Corp., 7.625%, 2/15/2019		435,000	453,487
Delhaize Group SA, 4.125%, 4/10/2019		1,285,000	1,336,342
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		105,000	109,725
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		760,000	826,500
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		165,000	177,375
Minerva Luxembourg SA:
144A, 7.75%, 1/31/2023		500,000	512,500
144A, 12.25%, 2/10/2022 (c)		1,050,000	1,281,000
NBTY, Inc., 9.0%, 10/1/2018		140,000	159,250
Pilgrim's Pride Corp., 7.875%, 12/15/2018		300,000	310,125
Smithfield Foods, Inc.:
6.625%, 8/15/2022		260,000	284,700
7.75%, 7/1/2017		825,000	954,937
Tops Holding Corp., 144A, 8.875%, 12/15/2017		135,000	145,125
TreeHouse Foods, Inc., 7.75%, 3/1/2018		265,000	286,862
USJ Acucar e Alcool SA, 144A, 9.875%, 11/9/2019		1,000,000	1,100,000

			13,085,974
Energy 6.2%
Access Midstream Partners LP:
4.875%, 5/15/2023		305,000	303,475
6.125%, 7/15/2022		335,000	355,938
Arch Coal, Inc.:
7.0%, 6/15/2019 (c)		125,000	112,813
7.25%, 10/1/2020 (c)		110,000	98,450
Berry Petroleum Co.:
6.75%, 11/1/2020		270,000	291,600
10.25%, 6/1/2014		235,000	259,675
BreitBurn Energy Partners LP:
144A, 7.875%, 4/15/2022		210,000	222,075
8.625%, 10/15/2020		225,000	246,938
Chaparral Energy, Inc., 144A, 7.625%, 11/15/2022		260,000	278,200
Chesapeake Oilfield Operating LLC, 144A, 6.625%, 11/15/2019		145,000	143,550
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		575,000	667,000
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		125,000	132,813
8.5%, 12/15/2019		55,000	59,813
Continental Resources, Inc.:
5.0%, 9/15/2022		180,000	191,700
7.125%, 4/1/2021		175,000	197,750
7.375%, 10/1/2020		185,000	209,050
8.25%, 10/1/2019		85,000	95,519
Crestwood Midstream Partners LP, 7.75%, 4/1/2019		640,000	668,800
Crosstex Energy LP:
144A, 7.125%, 6/1/2022		110,000	115,225
8.875%, 2/15/2018		305,000	327,494
Denbury Resources, Inc., 4.625%, 7/15/2023 (b)		610,000	597,800
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		430,000	455,800
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		710,000	738,400
El Paso LLC, 7.25%, 6/1/2018		280,000	325,223
EP Energy LLC:
6.875%, 5/1/2019		355,000	384,287
7.75%, 9/1/2022		175,000	188,125
9.375%, 5/1/2020		160,000	179,200
EPE Holdings LLC, 144A, 8.125%, 12/15/2017 (PIK) (c)		540,000	545,400
EV Energy Partners LP, 8.0%, 4/15/2019		875,000	934,062
FMC Technologies, Inc., 3.45%, 10/1/2022		260,000	261,767
Frontier Oil Corp., 6.875%, 11/15/2018		280,000	301,000
Global Geophysical Services, Inc., 10.5%, 5/1/2017		730,000	638,750
Halcon Resources Corp.:
144A, 8.875%, 5/15/2021		310,000	330,925
144A, 9.75%, 7/15/2020		320,000	350,400
Hess Corp., 5.6%, 2/15/2041		1,430,000	1,510,822
Holly Energy Partners LP:
144A, 6.5%, 3/1/2020		110,000	117,700
8.25%, 3/15/2018		305,000	329,400
HollyFrontier Corp., 9.875%, 6/15/2017		450,000	484,875
IPIC GMTN Ltd., 144A, 5.5%, 3/1/2022		1,800,000	2,088,000
Kinder Morgan Energy Partners LP, 5.8%, 3/1/2021		1,144,000	1,345,639
Kodiak Oil & Gas Corp., 144A, 5.5%, 1/15/2021		310,000	312,325
Linn Energy LLC:
144A, 6.25%, 11/1/2019		635,000	633,412
6.5%, 5/15/2019		135,000	137,531
MarkWest Energy Partners LP, 5.5%, 2/15/2023		115,000	121,325
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		565,000	589,012
144A, 6.5%, 3/15/2021		240,000	252,000
Midstates Petroleum Co., Inc., 144A, 10.75%, 10/1/2020		230,000	250,700
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		570,000	598,500
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		170,000	181,900
7.25%, 2/1/2019		260,000	282,100
Offshore Group Investment Ltd.:
144A, 7.5%, 11/1/2019 (c)		645,000	659,512
11.5%, 8/1/2015		39,000	42,315
OGX Austria GmbH:
144A, 8.375%, 4/1/2022		1,500,000	1,346,250
144A, 8.5%, 6/1/2018		1,500,000	1,398,750
Petroleos de Venezuela SA:
Series 2014, 4.9%, 10/28/2014		750,000	716,250
144A, 9.0%, 11/17/2021		4,300,000	4,085,000
Petroleos Mexicanos, 144A, 5.5%, 6/27/2044		3,000,000	3,082,500
Plains Exploration & Production Co.:
6.125%, 6/15/2019		245,000	270,113
6.75%, 2/1/2022		535,000	602,544
6.875%, 2/15/2023		570,000	651,937
7.625%, 6/1/2018		345,000	363,113
Quicksilver Resources, Inc., 11.75%, 1/1/2016		255,000	260,100
Reliance Holdings U.S.A., Inc., 144A, 5.4%, 2/14/2022		2,750,000	3,051,323
Sabine Pass Liquefaction LLC, 144A, 5.625%, 2/1/2021		460,000	461,725
Sabine Pass LNG LP, 7.5%, 11/30/2016		100,000	111,000
SandRidge Energy, Inc., 7.5%, 3/15/2021		140,000	148,400
SESI LLC:
6.375%, 5/1/2019		245,000	262,150
7.125%, 12/15/2021		700,000	778,750
Shelf Drilling Holdings Ltd., 144A, 8.625%, 11/1/2018 (c)		300,000	316,500
Swift Energy Co.:
7.875%, 3/1/2022		435,000	456,750
144A, 7.875%, 3/1/2022		270,000	283,500
Tesoro Corp.:
4.25%, 10/1/2017		220,000	227,975
5.375%, 10/1/2022		155,000	161,200
Transocean, Inc., 3.8%, 10/15/2022		480,000	475,549
Venoco, Inc., 8.875%, 2/15/2019		615,000	598,087
WPX Energy, Inc., 5.25%, 1/15/2017		250,000	261,250

			41,516,801
Financials 16.7%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		325,000	320,125
AerCap Aviation Solutions BV, 6.375%, 5/30/2017 (c)		490,000	519,400
Akbank TAS, 144A, 5.0%, 10/24/2022		1,800,000	1,879,722
Ally Financial, Inc.:
5.5%, 2/15/2017		385,000	413,905
6.25%, 12/1/2017		570,000	634,178
8.0%, 3/15/2020		650,000	797,062
8.3%, 2/12/2015		810,000	902,137
Alphabet Holding Co., Inc., 144A, 7.75%, 11/1/2017 (PIK)		210,000	217,350
American International Group, Inc., 3.8%, 3/22/2017		530,000	571,303
American Tower Corp., (REIT), 3.5%, 1/31/2023		420,000	410,105
AmeriGas Finance LLC:
6.75%, 5/20/2020		110,000	119,350
7.0%, 5/20/2022		110,000	120,450
Anglo American Capital PLC, 144A, 4.125%, 9/27/2022		1,000,000	1,029,667
Antero Resources Finance Corp.:
7.25%, 8/1/2019		310,000	336,350
9.375%, 12/1/2017		425,000	463,250
Atlantic Finance Ltd., (REIT), 144A, 10.75%, 5/27/2014		1,000,000	1,091,641
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		484,800	511,464
Banco de Credito e Inversiones, 144A, 3.0%, 9/13/2017		2,000,000	2,042,166
Banco do Brasil SA, 144A, 6.25%, 12/29/2049		2,500,000	2,481,250
Bancolombia SA, 5.125%, 9/11/2022		2,500,000	2,587,500
Bangkok Bank PCL, 144A, 3.875%, 9/27/2022		1,300,000	1,330,465
Bank of America Corp., 3.3%, 1/11/2023		1,175,000	1,158,804
Bank of Ireland Mortgage Bank, 4.0%, 7/5/2013	EUR	4,150,000	5,690,050
Barclays Bank PLC, 7.625%, 11/21/2022		1,510,000	1,489,237
BBVA Bancomer SA:
144A, 6.5%, 3/10/2021		2,300,000	2,633,500
144A, 6.75%, 9/30/2022 (c)		2,000,000	2,330,000
BNP Paribas SA, 2.375%, 9/14/2017		860,000	874,046
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		460,000	478,400
Braskem America Finance Co., 144A, 7.125%, 7/22/2041		1,800,000	1,908,000
Caesar's Operating Escrow LLC, 144A, 9.0%, 2/15/2020		305,000	310,338
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		1,085,000	1,144,675
Case New Holland, Inc., 7.75%, 9/1/2013		225,000	231,750
CIT Group, Inc.:
144A, 4.75%, 2/15/2015		1,730,000	1,816,500
5.0%, 5/15/2017		445,000	475,038
5.25%, 3/15/2018		565,000	604,550
CNH Capital LLC, 144A, 3.875%, 11/1/2015		2,000,000	2,055,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/2022		540,000	540,191
Country Garden Holdings Co., Ltd., (REIT), 144A, 7.5%, 1/10/2023 (c)		1,750,000	1,778,350
Deutsche Telekom International Finance BV, 144A, 4.875%, 3/6/2042		800,000	820,244
Development Bank of Kazakhstan JSC, Series 3, 6.5%, 6/3/2020		1,500,000	1,692,000
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		360,000	390,600
E*TRADE Financial Corp.:
6.375%, 11/15/2019		645,000	669,187
6.75%, 6/1/2016		760,000	807,500
European Investment Bank, 6.125%, 1/23/2017	AUD	3,500,000	3,957,134
Fibria Overseas Finance Ltd., 144A, 6.75%, 3/3/2021 (c)		2,850,000	3,135,000
Ford Motor Credit Co., LLC:
3.0%, 6/12/2017		580,000	592,072
4.25%, 9/20/2022		410,000	420,250
5.875%, 8/2/2021		325,000	369,385
6.625%, 8/15/2017		350,000	408,144
8.125%, 1/15/2020		100,000	125,934
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		230,000	248,975
144A, 5.875%, 1/31/2022		200,000	218,500
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		125,000	140,625
Fresenius U.S. Finance II, Inc., 144A, 9.0%, 7/15/2015		210,000	239,400
General Electric Capital Corp.:
3.1%, 1/9/2023		1,800,000	1,777,970
5.3%, 2/11/2021		460,000	523,124
Grupo Aval Ltd., 144A, 4.75%, 9/26/2022		1,300,000	1,322,750
Hartford Financial Services Group, Inc., 6.0%, 1/15/2019		1,000,000	1,170,395
HCP, Inc., (REIT), 5.375%, 2/1/2021		857,000	993,045
Hellas Telecommunications Finance SCA, 144A, 8.21% **, 7/15/2015 (PIK) *	EUR	218,377	0
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		95,000	93,575
8.875%, 2/1/2018		1,575,000	1,590,750
ING Bank NV, 144A, 2.0%, 9/25/2015		1,135,000	1,151,983
International Lease Finance Corp.:
5.75%, 5/15/2016		115,000	123,718
6.25%, 5/15/2019		350,000	386,750
8.625%, 9/15/2015		225,000	255,656
8.625%, 1/15/2022 (c)		310,000	393,700
8.75%, 3/15/2017		1,065,000	1,254,037
Intesa Sanpaolo SpA, 3.875%, 1/16/2018		1,790,000	1,759,359
Itau Unibanco Holding SA, 144A, 5.5%, 8/6/2022		3,000,000	3,135,000
Jefferies Group, Inc., 5.125%, 1/20/2023		600,000	615,429
JPMorgan Chase & Co., 4.35%, 8/15/2021		1,000,000	1,093,426
Level 3 Financing, Inc.:
144A, 7.0%, 6/1/2020		810,000	858,600
8.125%, 7/1/2019		435,000	474,150
8.625%, 7/15/2020 (c)		320,000	358,400
Lukoil International Finance BV:
144A, 6.125%, 11/9/2020		2,000,000	2,285,000
144A, 7.25%, 11/5/2019		2,000,000	2,410,000
Macquarie Bank Ltd., 144A, 3.45%, 7/27/2015		945,000	982,291
Marfrig Holding Europe BV, 144A, 9.875%, 7/24/2017 (c)		1,500,000	1,477,500
Metalloinvest Finance Ltd., 144A, 6.5%, 7/21/2016		1,000,000	1,052,000
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		190,000	203,775
(REIT), 6.875%, 5/1/2021		310,000	340,225
National Money Mart Co., 10.375%, 12/15/2016		655,000	722,956
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		165,000	173,250
144A, 5.875%, 3/15/2022		275,000	291,500
Nielsen Finance LLC, 144A, 4.5%, 10/1/2020		160,000	157,600
NII Capital Corp., 7.625%, 4/1/2021		415,000	325,775
Nordea Bank AB, 144A, 4.25%, 9/21/2022		495,000	500,891
Odebrecht Finance Ltd., 144A, 5.125%, 6/26/2022		250,000	269,375
Petrobras International Finance Co., 5.75%, 1/20/2020		800,000	893,808
PPL Capital Funding, Inc., 3.5%, 12/1/2022		360,000	361,907
Principal Financial Group, Inc., 3.3%, 9/15/2022		605,000	610,609
Qtel International Finance Ltd., 144A, 3.25%, 2/21/2023 (c)		1,500,000	1,477,500
Raizen Fuels Finance Ltd., 144A, 9.5%, 8/15/2014		900,000	994,500
RBS Citizens Financial Group, Inc., 144A, 4.15%, 9/28/2022		580,000	587,578
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		425,000	434,563
6.875%, 2/15/2021		585,000	627,412
7.125%, 4/15/2019		495,000	528,412
9.875%, 8/15/2019		125,000	136,563
Santander U.S. Debt SAU, 144A, 3.724%, 1/20/2015		155,000	157,235
Schaeffler Finance BV:
144A, 7.75%, 2/15/2017		430,000	485,900
144A, 8.5%, 2/15/2019		200,000	226,750
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		240,000	245,700
Sky Growth Acquisition Corp., 144A, 7.375%, 10/15/2020		185,000	188,700
SLM Corp., 5.5%, 1/25/2023		1,325,000	1,321,436
Telemovil Finance Co., Ltd., 144A, 8.0%, 10/1/2017		400,000	432,000
The Goldman Sachs Group, Inc.:
3.625%, 1/22/2023		1,450,000	1,447,580
5.75%, 1/24/2022		950,000	1,107,350
Toys "R" Us Property Co. I, LLC, 10.75%, 7/15/2017		245,000	263,375
Tronox Finance LLC, 144A, 6.375%, 8/15/2020		255,000	256,275
Turkiye Garanti Bankasi AS, 144A, 5.25%, 9/13/2022 (c)		3,000,000	3,187,500
Turkiye Vakiflar Bankasi Tao, 144A, 6.0%, 11/1/2022 (c)		1,300,000	1,352,843
U.S. Coatings Acquisition, Inc., 144A, 7.375%, 5/1/2021 (b)		155,000	159,650
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		190,000	202,825
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		225,000	248,625
Vale Overseas Ltd., 8.25%, 1/17/2034		1,250,000	1,662,250
Virgin Media Finance PLC, 4.875%, 2/15/2022		290,000	289,275
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018		2,215,000	2,370,050
Wind Acquisition Finance SA, 144A, 7.25%, 2/15/2018		210,000	221,025
WMG Acquisition Corp., 144A, 6.0%, 1/15/2021		115,000	122,188
Xstrata Finance Canada Ltd., 144A, 4.0%, 10/25/2022		630,000	629,718

			112,287,276
Health Care 2.3%
Agilent Technologies, Inc., 3.2%, 10/1/2022		260,000	256,057
Amgen, Inc., 3.875%, 11/15/2021		500,000	542,696
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		525,000	563,062
Biomet, Inc.:
144A, 6.5%, 8/1/2020		370,000	388,500
144A, 6.5%, 10/1/2020		105,000	106,575
Community Health Systems, Inc.:
5.125%, 8/15/2018		1,160,000	1,220,900
7.125%, 7/15/2020		695,000	750,600
Gilead Sciences, Inc., 5.65%, 12/1/2041		855,000	1,040,675
HCA Holdings, Inc., 7.75%, 5/15/2021 (c)		615,000	673,425
HCA, Inc.:
5.875%, 3/15/2022		275,000	299,063
6.5%, 2/15/2020		1,245,000	1,385,062
7.5%, 2/15/2022		935,000	1,079,925
7.875%, 2/15/2020		2,020,000	2,239,675
8.5%, 4/15/2019		200,000	222,500
9.875%, 2/15/2017		484,000	510,015
Hologic, Inc., 144A, 6.25%, 8/1/2020		210,000	225,750
IMS Health, Inc., 144A, 6.0%, 11/1/2020		1,285,000	1,339,612
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022		350,000	361,821
Mylan, Inc., 144A, 7.875%, 7/15/2020		195,000	227,813
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		320,000	358,400
STHI Holding Corp., 144A, 8.0%, 3/15/2018		355,000	384,288
Tenet Healthcare Corp.:
144A, 4.5%, 4/1/2021 (b)		55,000	54,106
6.25%, 11/1/2018		535,000	587,162
Warner Chilcott Co., LLC, 7.75%, 9/15/2018		415,000	448,200
Zoetis, Inc., 144A, 3.25%, 2/1/2023		525,000	521,232

			15,787,114
Industrials 3.7%
Accuride Corp., 9.5%, 8/1/2018		340,000	335,750
ADT Corp., 144A, 3.5%, 7/15/2022		820,000	797,124
Aguila 3 SA, 144A, 7.875%, 1/31/2018		510,000	540,600
Air Lease Corp.:
4.75%, 3/1/2020 (b)		365,000	361,350
5.625%, 4/1/2017		470,000	495,850
Armored Autogroup, Inc., 9.25%, 11/1/2018		620,000	545,600
BE Aerospace, Inc., 6.875%, 10/1/2020		180,000	198,900
Belden, Inc., 144A, 5.5%, 9/1/2022		355,000	365,650
Bombardier, Inc.:
144A, 5.75%, 3/15/2022 (c)		450,000	454,500
144A, 6.125%, 1/15/2023		365,000	371,387
144A, 7.75%, 3/15/2020		260,000	294,450
Briggs & Stratton Corp., 6.875%, 12/15/2020		175,000	196,875
Casella Waste Systems, Inc., 7.75%, 2/15/2019		610,000	588,650
Clean Harbors, Inc., 144A, 5.125%, 6/1/2021		290,000	298,700
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		185,000	184,538
Ducommun, Inc., 9.75%, 7/15/2018		375,000	411,562
DynCorp International, Inc., 10.375%, 7/1/2017		485,000	472,875
Florida East Coast Railway Corp., 8.125%, 2/1/2017		235,000	252,037
FTI Consulting, Inc.:
144A, 6.0%, 11/15/2022		235,000	247,338
6.75%, 10/1/2020		825,000	886,875
Garda World Security Corp., 144A, 9.75%, 3/15/2017		350,000	370,125
GenCorp, Inc., 144A, 7.125%, 3/15/2021		915,000	947,025
Georgian Railway JSC, 144A, 7.75%, 7/11/2022		1,300,000	1,521,000
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		300,000	328,875
7.125%, 3/15/2021 (c)		60,000	66,000
Interline Brands, Inc., 7.5%, 11/15/2018		300,000	325,500
Iron Mountain, Inc., 5.75%, 8/15/2024		245,000	247,144
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		545,000	561,350
Masco Corp., 7.125%, 3/15/2020		855,000	990,297
Meritor, Inc.:
8.125%, 9/15/2015		230,000	241,213
10.625%, 3/15/2018		340,000	361,250
Navios Maritime Holdings, Inc.:
8.125%, 2/15/2019		805,000	684,250
8.875%, 11/1/2017		240,000	237,000
Navios South American Logistics, Inc., 9.25%, 4/15/2019		310,000	310,000
Nortek, Inc., 8.5%, 4/15/2021		460,000	520,950
OSX 3 Leasing BV, 144A, 9.25%, 3/20/2015		2,000,000	2,065,000
Owens Corning, Inc.:
4.2%, 12/15/2022		250,000	253,634
9.0%, 6/15/2019		141,000	175,289
Ply Gem Industries, Inc., 9.375%, 4/15/2017		180,000	195,300
Sitel LLC, 11.5%, 4/1/2018		520,000	364,000
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		255,000	271,575
7.5%, 10/1/2017 (c)		175,000	185,938
Titan International, Inc., 7.875%, 10/1/2017		520,000	558,350
TransDigm, Inc., 7.75%, 12/15/2018		390,000	433,387
Transnet SOC Ltd., 144A, 4.0%, 7/26/2022		800,000	795,200
United Rentals North America, Inc.:
5.75%, 7/15/2018		375,000	403,125
6.125%, 6/15/2023		30,000	32,100
7.375%, 5/15/2020		615,000	676,500
7.625%, 4/15/2022		615,000	685,725
Urbi, Desarrollos Urbanos SAB de CV, 144A, 9.75%, 2/3/2022 (c)		800,000	666,000
Votorantim Cimentos SA, 144A, 7.25%, 4/5/2041		1,000,000	1,140,000
Welltec A/S, 144A, 8.0%, 2/1/2019		200,000	214,000

			25,127,713
Information Technology 1.1%
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		290,000	302,325
Avaya, Inc., 144A, 7.0%, 4/1/2019		875,000	835,625
CDW LLC, 8.5%, 4/1/2019		295,000	326,712
CyrusOne LP, 144A, 6.375%, 11/15/2022		115,000	122,763
eAccess Ltd., 144A, 8.25%, 4/1/2018		350,000	392,875
Equinix, Inc.:
7.0%, 7/15/2021		255,000	284,325
8.125%, 3/1/2018		825,000	905,437
Fidelity National Information Services, Inc.:
5.0%, 3/15/2022		115,000	124,488
7.625%, 7/15/2017		55,000	59,400
First Data Corp.:
144A, 6.75%, 11/1/2020		715,000	734,662
144A, 7.375%, 6/15/2019		265,000	278,913
144A, 8.875%, 8/15/2020		485,000	537,137
144A, 11.25%, 1/15/2021 (b)		330,000	330,825
Fiserv, Inc., 3.5%, 10/1/2022		620,000	610,729
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		730,000	803,000
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		240,000	265,200
7.625%, 6/15/2021		245,000	280,525
IAC/InterActiveCorp., 144A, 4.75%, 12/15/2022		220,000	218,350
Jabil Circuit, Inc., 7.75%, 7/15/2016		145,000	169,288

			7,582,579
Materials 4.5%
Alpek SA de CV, 144A, 4.5%, 11/20/2022 (c)		2,550,000	2,632,875
APERAM:
144A, 7.375%, 4/1/2016		225,000	218,250
144A, 7.75%, 4/1/2018		270,000	259,200
ArcelorMittal, 6.75%, 2/25/2022		800,000	879,826
Axiall Corp., 144A, 4.875%, 5/15/2023 (b)		75,000	75,563
Ball Corp.:
7.125%, 9/1/2016		135,000	144,113
7.375%, 9/1/2019		135,000	149,513
Berry Plastics Corp., 8.25%, 11/15/2015		540,000	564,300
Cemex SAB de CV, 144A, 9.0%, 1/11/2018		1,200,000	1,296,000
Clearwater Paper Corp., 7.125%, 11/1/2018		385,000	419,650
Compass Minerals International, Inc., 8.0%, 6/1/2019		235,000	254,387
Continental Rubber of America Corp., 144A, 4.5%, 9/15/2019		165,000	169,125
Corp Nacional del Cobre de Chile, 144A, 3.0%, 7/17/2022		2,050,000	2,019,240
Crown Americas LLC:
6.25%, 2/1/2021		55,000	59,813
7.625%, 5/15/2017		230,000	243,384
Eagle Spinco, Inc., 144A, 4.625%, 2/15/2021		155,000	155,969
Essar Steel Algoma, Inc.:
144A, 9.375%, 3/15/2015		1,320,000	1,277,100
144A, 9.875%, 6/15/2015		225,000	175,500
Evraz Group SA, 144A, 7.4%, 4/24/2017		1,800,000	1,939,500
Exopack Holding Corp., 10.0%, 6/1/2018		245,000	227,850
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017		335,000	344,212
144A, 6.875%, 4/1/2022		240,000	248,400
144A, 7.0%, 11/1/2015		380,000	396,150
144A, 8.25%, 11/1/2019		290,000	311,025
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022		800,000	779,657
Greif, Inc., 7.75%, 8/1/2019		995,000	1,154,200
Huntsman International LLC:
4.875%, 11/15/2020		255,000	257,550
8.625%, 3/15/2020		360,000	406,800
8.625%, 3/15/2021		140,000	160,300
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		315,000	308,700
Ineos Finance PLC, 144A, 9.0%, 5/15/2015		100,000	106,000
Inmet Mining Corp.:
144A, 7.5%, 6/1/2021		635,000	682,625
144A, 8.75%, 6/1/2020		200,000	222,000
International Paper Co., 7.95%, 6/15/2018		855,000	1,098,202
JMC Steel Group, 144A, 8.25%, 3/15/2018		360,000	383,400
Kaiser Aluminum Corp., 8.25%, 6/1/2020		280,000	312,900
KGHM International Ltd., 144A, 7.75%, 6/15/2019		675,000	713,812
Koppers, Inc., 7.875%, 12/1/2019		365,000	401,956
LyondellBasell Industries NV, 6.0%, 11/15/2021		110,000	129,250
Molycorp, Inc., 144A, 10.0%, 6/1/2020		435,000	435,000
Momentive Performance Materials, Inc., 9.5%, 1/15/2021	EUR	390,000	381,270
Novelis, Inc.:
8.375%, 12/15/2017		930,000	1,027,650
8.75%, 12/15/2020		545,000	615,850
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	130,000	199,020
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		418,000	480,700
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		555,000	581,362
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		200,000	208,500
Polymer Group, Inc., 7.75%, 2/1/2019		315,000	342,562
Rain CII Carbon LLC:
144A, 8.0%, 12/1/2018		285,000	297,825
144A, 8.25%, 1/15/2021		200,000	210,000
Samarco Mineracao SA, 144A, 4.125%, 11/1/2022		2,000,000	1,994,000
Sealed Air Corp.:
144A, 8.125%, 9/15/2019		175,000	199,063
144A, 8.375%, 9/15/2021		175,000	200,813
Southern Copper Corp., 5.25%, 11/8/2042		1,000,000	975,800
Unifrax I LLC, 144A, 7.5%, 2/15/2019		70,000	70,000
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		805,000	833,175
Wolverine Tube, Inc., 6.0%, 6/28/2014		69,097	69,097

			30,699,984
Telecommunication Services 4.1%
America Movil SAB de CV, Series 12, 6.45%, 12/5/2022	MXN	15,000,000	1,241,000
CC Holdings GS V LLC, 144A, 3.849%, 4/15/2023		490,000	488,532
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		575,000	617,406
8.375%, 10/15/2020		1,030,000	1,120,125
8.75%, 3/15/2018 (c)		735,000	776,344
CPI International, Inc., 8.0%, 2/15/2018		270,000	270,000
Cricket Communications, Inc., 7.75%, 10/15/2020		1,640,000	1,701,500
Digicel Group Ltd.:
144A, 8.25%, 9/30/2020		795,000	886,425
144A, 10.5%, 4/15/2018		480,000	535,200
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	216,500
144A, 8.25%, 9/1/2017		2,525,000	2,676,500
ERC Ireland Preferred Equity Ltd., 144A, 7.69% **, 2/15/2017 (PIK) *	EUR	297,097	121
Frontier Communications Corp.:
7.125%, 1/15/2023 (c)		380,000	403,750
7.875%, 4/15/2015		40,000	44,700
8.25%, 4/15/2017 (c)		375,000	434,063
8.5%, 4/15/2020 (c)		500,000	577,500
8.75%, 4/15/2022		65,000	75,238
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020		695,000	743,650
144A, 7.25%, 10/15/2020		605,000	647,350
7.5%, 4/1/2021		1,225,000	1,329,125
8.5%, 11/1/2019 (c)		620,000	688,200
Intelsat Luxembourg SA:
11.25%, 2/4/2017		1,375,000	1,457,500
11.5%, 2/4/2017 (PIK)		1,804,687	1,912,968
iPCS, Inc., 2.438% **, 5/1/2013		110,000	110,000
Level 3 Communications, Inc., 144A, 8.875%, 6/1/2019		60,000	65,250
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		290,000	307,400
7.875%, 9/1/2018		445,000	481,712
Pacnet Ltd., 144A, 9.25%, 11/9/2015		230,000	239,775
SBA Communications Corp., 144A, 5.625%, 10/1/2019		210,000	220,500
SBA Telecommunications, Inc., 8.25%, 8/15/2019		75,000	83,438
Sprint Nextel Corp.:
6.0%, 12/1/2016		2,080,000	2,241,200
8.375%, 8/15/2017		320,000	370,000
9.125%, 3/1/2017		320,000	376,000
Syniverse Holdings, Inc., 9.125%, 1/15/2019		140,000	152,250
tw telecom holdings, Inc., 5.375%, 10/1/2022		295,000	309,750
Windstream Corp.:
144A, 6.375%, 8/1/2023 (c)		270,000	270,675
7.0%, 3/15/2019		255,000	260,100
7.5%, 6/1/2022		170,000	184,025
7.5%, 4/1/2023		430,000	460,100
7.75%, 10/15/2020		190,000	206,625
7.75%, 10/1/2021		380,000	415,150
7.875%, 11/1/2017 (c)		1,255,000	1,433,837
8.125%, 9/1/2018 (c)		435,000	477,412

			27,508,896
Utilities 2.7%
AES Corp., 8.0%, 6/1/2020		930,000	1,069,500
American Electric Power Co., Inc., Series F, 2.95%, 12/15/2022		1,430,000	1,410,050
Calpine Corp.:
144A, 7.5%, 2/15/2021		436,000	473,060
144A, 7.875%, 7/31/2020		306,000	337,365
Dubai Electricity & Water Authority, 144A, 7.375%, 10/21/2020		3,800,000	4,636,000
Electricite de France SA, 144A, 5.25%, 1/29/2049		1,050,000	1,025,019
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		1,195,000	815,587
GDF Suez, 144A, 2.875%, 10/10/2022		780,000	772,166
IPALCO Enterprises, Inc.:
5.0%, 5/1/2018		855,000	910,575
144A, 7.25%, 4/1/2016		205,000	229,600
Majapahit Holding BV, 144A, 8.0%, 8/7/2019 (c)		1,000,000	1,260,000
Mexico Generadora de Energia S de rl, 144A, 5.5%, 12/6/2032 (c)		2,500,000	2,706,250
NRG Energy, Inc.:
7.625%, 1/15/2018		215,000	241,337
8.25%, 9/1/2020		75,000	84,750
Oncor Electric Delivery Co., LLC, 4.1%, 6/1/2022		770,000	829,635
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		295,000	86,288
The Toledo Edison Co., 7.25%, 5/1/2020		1,040,000	1,334,598

			18,221,780

Total Corporate Bonds (Cost $319,010,575)			332,927,392
Mortgage-Backed Securities Pass-Throughs 4.2%
Government National Mortgage Association:
3.0%, with various maturities from 7/1/2042 until 8/1/2042 (b)		16,000,000	16,696,329
3.5%, 10/20/2042		10,897,829	11,385,677

Total Mortgage-Backed Securities Pass-Throughs (Cost $28,345,530)			28,082,006
Asset-Backed 1.1%
Home Equity Loans 0.3%
CIT Group Home Equity Loan Trust, "AF6", Series 2002-1, 6.2%, 2/25/2030		326,944	325,915
Citifinancial Mortgage Securities, Inc., "AFS", Series 2003-4, 5.326%, 10/25/2033		1,200,000	1,253,394
Countrywide Home Equity Loan Trust, "2A", Series 2006-I, 0.346% **, 1/15/2037		625,268	488,165

			2,067,474
Miscellaneous 0.8%
ARES CLO Ltd., "D", Series 2012-3A, 144A, 4.958%, 1/17/2024		2,000,000	2,016,816
CIFC Funding Ltd., "B1L", Series 2012-2A, 144A, 4.61%, 12/5/2024		3,200,000	3,217,021

			5,233,837

Total Asset-Backed (Cost $6,800,286)			7,301,311
Commercial Mortgage-Backed Securities 2.2%
Banc of America Large Loan, Inc., "HLTN", Series 2010-HLTN, 144A, 2.506% **, 11/15/2015		6,293,115	6,299,729
Commercial Mortgage Trust, "AM", Series 2007-GG11, 5.867%, 12/10/2049		1,710,000	1,915,475
JPMorgan Chase Commercial Mortgage Securities Corp.:
"C", Series 2012-HSBC, 144A, 4.021%, 7/5/2032		1,405,000	1,464,274
"A4", Series 2006-LDP7, 5.868% **, 4/15/2045		860,000	983,130
LB-UBS Commercial Mortgage Trust, "A3", Series 2006-C7, 5.347%, 11/15/2038		2,560,000	2,911,299
Wachovia Bank Commercial Mortgage Trust, "A4", Series 2005-C22, 5.297% **, 12/15/2044		860,000	951,294

Total Commercial Mortgage-Backed Securities (Cost $13,579,779)			14,525,201
Collateralized Mortgage Obligations 3.0%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 2.97% **, 2/25/2034		593,911	592,433
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 3.457% **, 12/25/2035		1,862,383	1,884,650
Countrywide Alternative Loan Trust, "1A4", Series 2006-43CB, 6.0%, 2/25/2037		405,853	323,783
Countrywide Home Loans:
"A16", Series 2005-21, 5.0%, 10/25/2035		75,606	75,380
"2A5", Series 2004-13, 5.75%, 8/25/2034		1,206,348	1,114,280
Federal Home Loan Mortgage Corp.:
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025		4,977,368	457,366
"JI", Series 3558, Interest Only, 4.5%, 12/15/2023		850,115	60,077
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		5,170,125	916,530
"HI", Series 2934, Interest Only, 5.0%, 2/15/2020		557,181	63,610
"WI", Series 3010, Interest Only, 5.0%, 7/15/2020		1,010,003	105,556
"A", Series 172, Interest Only, 6.5%, 1/1/2024		931,384	139,259
Federal National Mortgage Association:
"BI", Series 2010-13, Interest Only, 5.0%, 12/25/2038		1,152,988	334,242
"HS", Series 2009-87, Interest Only, 5.946% **, 11/25/2039		6,431,265	985,895
"PI", Series 2006-20, Interest Only, 6.476% **, 11/25/2030		2,798,808	569,164
"SI", Series 2007-23, Interest Only, 6.566% **, 3/25/2037		1,172,586	222,201
"JS", Series 2004-59, Interest Only, 6.896% **, 4/25/2023		1,239,671	62,503
Government National Mortgage Association:
"GP", Series 2010-67, 4.5%, 3/20/2039		1,000,000	1,141,480
"MI", Series 2009-76, Interest Only, 5.0%, 3/20/2035		2,535,197	79,382
"ID", Series 2003-79, Interest Only, 5.5%, 12/20/2031		284,850	4,600
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		3,623,917	513,218
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		4,326,111	622,524
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		2,751,699	442,727
JPMorgan Mortgage Trust, “2A1”, Series 2006-A2, 4.668% **, 4/25/2036		2,176,815	2,006,007
MASTR Asset Securitization Trust, "1A1", Series 2005-2, 5.25%, 11/25/2035		225,899	229,881
Merrill Lynch Mortgage Investors Trust, "2A", Series 2003-A6, 3.132% **, 10/25/2033		1,003,827	988,659
MLCC Mortgage Investors, Inc., "1A", Series 2005-2, 1.76% **, 10/25/2035		1,461,006	1,437,506
Morgan Stanley Mortgage Loan Trust, "5A5", Series 2005-4, 5.5%, 8/25/2035		407,769	413,398
Vericrest Opportunity Loan Transferee, "A2", Series 2012-NL1A, 144A, 8.112%, 3/25/2049		1,000,000	1,009,202
Washington Mutual Mortgage Pass-Through Certificates Trust, "1A1", Series 2005-AR12, 2.47% **, 10/25/2035		168,100	166,248
Wells Fargo Mortgage-Backed Securities Trust:
"2A3",Series 2004-EE, 2.626% **, 12/25/2034		907,528	914,024
"2A16", Series 2005-AR10, 2.626% **, 6/25/2035		1,452,943	1,435,919
"B1", Series 2004-1, 5.5%, 2/25/2034		1,143,184	1,110,638

Total Collateralized Mortgage Obligations (Cost $18,899,792)			20,422,342
Government & Agency Obligations 16.3%
Other Government Related (d) 0.3%
Penerbangan Malaysia Bhd., 144A, 5.625%, 3/15/2016		1,800,000	2,030,114
Sovereign Bonds 4.1%
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	1,155,000	703,260
Government of Canada, 0.75%, 5/1/2014	CAD	8,000,000	7,984,038
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	470	102
Republic of Belarus, REG S, 8.75%, 8/3/2015		855,000	899,887
Republic of Croatia, 144A, 6.25%, 4/27/2017		2,300,000	2,530,000
Republic of Hungary:
4.75%, 2/3/2015		650,000	666,250
7.625%, 3/29/2041		500,000	583,750
Republic of Indonesia, 144A, 5.25%, 1/17/2042		1,500,000	1,659,375
Republic of Poland, 3.0%, 3/17/2023		900,000	870,750
Republic of Serbia, 144A, 7.25%, 9/28/2021		1,000,000	1,162,500
Republic of Turkey, 3.25%, 3/23/2023		1,000,000	959,800
Republic of Uruguay, 4.125%, 11/20/2045		919,125	863,978
Ukraine Government International Bond, 144A, 6.58%, 11/21/2016		1,000,000	1,010,000
United Mexican States:
4.75%, 3/8/2044		3,500,000	3,680,250
Series M, 6.5%, 6/10/2021	MXN	25,000,000	2,159,616
Vnesheconombank, 144A, 6.025%, 7/5/2022		1,500,000	1,721,250

			27,454,806
U.S. Treasury Obligations 11.9%
U.S. Treasury Bills:
0.12% ***, 3/7/2013		1,362,000	1,361,943
0.13% ***, 3/7/2013 (e)		2,219,000	2,218,907
U.S. Treasury Bonds, 4.75%, 2/15/2037		2,940,700	3,857,831
U.S. Treasury Notes:
0.375%, 4/15/2015		25,000,000	25,039,050
0.75%, 6/15/2014		5,000,000	5,036,525
1.5%, 7/31/2016		31,050,000	32,100,359
1.625%, 11/15/2022		3,000,000	2,904,375
1.75%, 5/15/2022		7,000,000	6,919,066
2.125%, 8/15/2021		1,245,000	1,284,684

			80,722,740

Total Government & Agency Obligations (Cost $110,150,081)			110,207,660
Loan Participations and Assignments 9.6%
Senior Loans ** 5.6%
Buffalo Gulf Coast Terminals LLC, Term Loan, 5.25%, 10/31/2017		613,463	625,732
Buffets, Inc., Letter of Credit, First Lien, LIBOR plus 9.25%, 4/22/2015 *		38,827	18,152
Burger King Corp., Term Loan B, 3.75%, 9/27/2019		553,613	560,533
Charter Communications Operating LLC, Term Loan C, 3.46%, 9/6/2016		1,944,333	1,965,798
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017		610,000	626,488
Clear Channel Communications, Inc., Term Loan B, 3.852%, 1/29/2016		299,668	260,098
Consolidated Precision Products Corp., First Lien Term Loan, Zero Coupon, 12/20/2019		1,235,000	1,253,525
Crown Castle International Corp., Term Loan B, 4.0%, 1/31/2019		2,986,529	3,014,527
Cumulus Media Holdings, Inc., Second Lien Term Loan, 7.5%, 9/16/2019		345,000	359,490
DigitalGlobe, Inc., Term Loan B, Zero Coupon, 1/22/2020		45,000	45,647
First Data Corp.:
Term Loan, Zero Coupon, 9/24/2014		3,050,000	3,059,120
Term Loan, Zero Coupon, 3/24/2017		975,000	977,438
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		1,505,000	1,526,732
Kabel Deutschland GmbH, Term Loan F, 4.25%, 2/1/2019		2,475,000	2,488,402
MetroPCS Wireless, Inc., Term Loan B3, 4.0%, 3/16/2018		746,199	752,169
NRG Energy, Inc., Term Loan B, 4.0%, 7/2/2018		557,172	564,136
Par Pharmaceutical Companies, Inc., Term Loan B, 5.0%, 9/30/2019		952,613	964,997
Pilot Travel Centers LLC:
Term Loan B, 3.75%, 3/30/2018		604,926	614,568
Term Loan B2, 4.25%, 8/7/2019		633,413	643,607
Pinnacle Foods Finance LLC, Term Loan F, 4.75%, 10/17/2018		2,538,932	2,583,363
Plains Exploration & Production, 7 year Term Loan, 4.0%, 11/30/2019		960,000	966,662
QS0001 Corp., First Lien Term Loan, 5.0%, 11/1/2018		510,000	518,448
Samson Investment Co., Second Lien Term Loan, 6.0%, 9/25/2018		3,245,000	3,298,543
Tallgrass Operations LLC:
Term Delay Draw, Zero Coupon, 11/13/2017		410,000	408,975
Term Loan, 5.25%, 11/13/2018		1,635,000	1,662,247
Tomkins LLC, Term Loan B, 4.25%, 9/29/2016		2,669,054	2,698,413
Univision Communications, Inc., Term Loan, 4.452%, 3/31/2017		2,415,716	2,424,775
Warner Chilcott Co., LLC, Term Loan B2, Zero Coupon, 3/15/2018		457,216	463,695
Warner Chilcott Corp.:
Incremental Term Loan B1, 4.25%, 3/15/2018		862,198	874,415
Term Loan B1, 4.25%, 3/15/2018		514,814	522,109
WC Luxco SARL, Term Loan B3, 4.25%, 3/15/2018		686,130	695,852
WMG Acquisition Corp., Term Loan, 5.25%, 11/1/2018		410,000	417,560

			37,856,216
Sovereign Loans 4.0%
Bank of Moscow, 144A, 6.699%, 3/11/2015		1,250,000	1,323,375
Gazprom Neft OAO, 144A, 4.375%, 9/19/2022		3,000,000	3,012,000
Gazprom OAO, 144A, 4.95%, 7/19/2022		1,550,000	1,623,625
National JSC Naftogaz of Ukraine, 9.5%, 9/30/2014		3,750,000	3,853,125
OAO Novatek:
144A, 4.422%, 12/13/2022 (c)		750,000	750,938
144A, 5.326%, 2/3/2016		800,000	852,400
PKO Finance AB, 144A, 4.63%, 9/26/2022		500,000	521,375
Rosneft Oil Co., 144A, 4.199%, 3/6/2022 (c)		1,750,000	1,750,000
RZD Capital PLC, 5.739%, 4/3/2017		1,355,000	1,495,242
Sberbank of Russia, 144A, 6.125%, 2/7/2022		1,800,000	2,054,322
Severstal OAO, 144A, 5.9%, 10/17/2022		2,800,000	2,881,200
Vimpel Communications, 144A, 7.748%, 2/2/2021		1,800,000	2,061,000
VTB Bank OJSC:
144A, 6.0%, 4/12/2017		800,000	856,000
144A, 6.95%, 10/17/2022		4,000,000	4,232,000

			27,266,602

Total Loan Participations and Assignments (Cost $63,906,421)			65,122,818
Municipal Bonds and Notes 0.8%
Chicago, IL, O'Hare International Airport Revenue, Series B, 6.0%, 1/1/2041		855,000	1,043,767
Massachusetts, State School Building Authority, Sales Tax Revenue, Qualified School Construction Bond, Series A, 4.885%, 7/15/2028		1,700,000	1,941,961
Orlando & Orange County, FL, Expressway Authority Revenue, Series C, 5.0%, 7/1/2040		855,000	949,016
Port Authority of New York & New Jersey, 4.926%, 10/1/2051		1,510,000	1,611,336

Total Municipal Bonds and Notes (Cost $4,934,407)			5,546,080
Convertible Bonds 0.2%
Consumer Discretionary 0.1%
Group 1 Automotive, Inc., 3.0%, 3/15/2020		350,000	663,906
Industrials 0.0%
Meritor, Inc., Step-down Coupon, 4.625% to 3/1/2016, 0% to 3/1/2026 (c)		125,000	117,109
Materials 0.1%
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015		468,054	554,691

Total Convertible Bonds (Cost $924,211)			1,335,706
Preferred Securities 0.1%
Financials 0.0%
Citigroup, Inc., Series A, 5.95%, 1/30/2023 (f)		275,000	277,750

Materials 0.1%
Hercules, Inc., 6.5%, 6/30/2029		530,000	485,459

Total Preferred Securities (Cost $628,852)			763,209

		Units	Value ($)
Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (g) ($Cost 14,000)		14	48,686

		Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*		318	2,385
Trump Entertainment Resorts, Inc.*		23	0
Vertis Holdings, Inc.*		226	0

			2,385
Industrials 0.0%
Congoleum Corp.*		9,600	0
Materials 0.0%
GEO Specialty Chemicals, Inc.*		10,608	4,827
GEO Specialty Chemicals, Inc. 144A*		966	439
Wolverine Tube, Inc.*		2,973	53,871

			59,137

Total Common Stocks (Cost $210,933)			61,522

		Shares	Value ($)
Preferred Stock 0.0%
Financials
Ally Financial, Inc., 144A, 7.0% ($Cost 306,519)		330	322,090

		Shares	Value ($)
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*		574	98
Materials 0.0%
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*		43,175	19,256
Hercules Trust II, Expiration Date 3/31/2029*		315	2,433

			21,689

Total Warrants (Cost $70,220)			21,787

		Shares	Value ($)
Exchange-Traded Fund 0.1%
SPDR Barclays Capital Convertible Securities (Cost $835,935)		21,046	873,199

		Shares	Value ($)
Open-End Investment Company 1.6%
DWS Floating Rate Fund "Institutional" (h) (Cost $9,369,097)		1,128,472	10,697,915

		Contracts	Value ($)
Call Options Purchased 0.3%
Options on Exchange-Traded Futures Contracts 0.1%
10 Year U.S. Treasury Note Future, Expiration Date 5/24/2013, Strike Price $133.5		1,175	257,031

		Contract Amount	Value ($)
Options on Interest Rate Swap Contracts 0.2%
Pay Fixed Rate - 3.583% - Receive Floating - LIBOR, Swap Expiration Date 5/11/2026, Option Expiration Date 5/9/2016		9,300,000	363,449
Pay Fixed Rate - 3.635% - Receive Floating - LIBOR, Swap Expiration Date 4/27/2026, Option Expiration Date 4/25/2016		8,900,000	329,472
Pay Fixed Rate - 3.72% - Receive Floating - LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/2016		8,900,000	307,627
Pay Fixed Rate - 4.19% - Receive Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017		9,400,000	311,996
Pay Fixed Rate - 4.32% - Receive Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017		9,100,000	276,796

			1,589,340

Total Call Options Purchased (Cost $2,547,384)			1,846,371

		Contract Amount	Value ($)
Put Options Purchased 0.1%
Options on Interest Rate Swap Contracts
Receive Fixed Rate - 2.19% - Pay Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017		9,400,000	176,381
Receive Fixed Rate - 2.32% - Pay Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017		9,100,000	198,382

Total Put Options Purchased (Cost $628,823)			374,763

		Shares	Value ($)
Securities Lending Collateral 5.5%
Daily Assets Fund Institutional, 0.17% (h) (i) (Cost $36,815,457)		36,815,457	36,815,457
Cash Equivalents 13.4%
Central Cash Management Fund, 0.11% (i) (Cost $90,448,589)		90,448,589	90,448,589

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $708,426,891) †		107.8	727,744,104
Other Assets and Liabilities, Net		(7.8)	(52,452,493)

Net Assets		100.0	675,291,611

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Securities	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Buffets, Inc.*	LIBOR plus 9.25%	4/22/2015	38,827	USD	37,701	18,152
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	297,097	EUR	404,439	121
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	270,000	USD	272,475	169
Hellas Telecommunications Finance SCA*	8.21%	7/15/2015	218,377	EUR	62,954	0
					777,569	18,442

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2013.

***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $709,263,129.  At January 31, 2013, net unrealized appreciation for all securities based on tax cost was $18,480,975.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $24,287,128 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,806,153.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued or delayed delivery security included.
(c)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2013 amounted to $34,142,691, which is 5.1% of net assets.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At January 31, 2013, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(g)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
AOT Bedding Super Holdings LLC*	June 2010	14,000	48,686	.01

(h) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At January 31, 2013, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year Canadian Government Bond	CAD	3/20/2013	150	20,108,783	(299,291)
10 Year U.S. Treasury Note	USD	3/19/2013	418	54,875,563	(242,935)
Federal Republic of Germany Euro-Bund	EUR	3/7/2013	158	30,442,168	(156,719)
Ultra Long U.S. Treasury Bond	USD	3/19/2013	76	11,896,375	(234,324)
United Kingdom Long Gilt Bond	GBP	3/26/2013	78	14,395,901	(329,460)
Total unrealized depreciation					(1,262,729)

At January 31, 2013, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

5 Year U.S. Treasury Note	USD	3/28/2013	110	13,610,781	72,403

At January 31, 2013, open written option contracts were as follows:

Options on Exchange-Traded Futures Contracts
	Contracts	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (j)

Put Options
10 Year U.S. Treasury Note Future	50	2/22/2013	131.0	19,421	(26,562)

(j)	Unrealized depreciation on written options on exchange-traded futures contracts at January 31, 2013 was $7,141.

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (k)

Call Options
Receive Fixed - 3.19% - Pay Floating - LIBOR	2/3/2017 2/3/2027	4,700,000	2/1/2017	338,400	(300,605)
Receive Fixed - 3.32% - Pay Floating - LIBOR	2/3/2017 2/3/2027	4,550,000	2/1/2017	329,102	(267,937)
Receive Fixed - 4.083% - Pay Floating - LIBOR	5/11/2016 5/11/2026	9,300,000	5/9/2016	316,200	(250,416)
Receive Fixed - 4.135% - Pay Floating - LIBOR	4/27/2016 4/27/2026	8,900,000	4/25/2016	329,300	(226,166)
Receive Fixed - 4.22% - Pay Floating - LIBOR	4/22/2016 4/22/2026	8,900,000	4/20/2016	317,285	(210,782)
Total Call Options				1,630,287	(1,255,906)

Put Options
Pay Fixed - 1.9% - Receive Floating - LIBOR	4/24/2013 4/24/2023	8,900,000	4/22/2013	121,930	(36,692)
Pay Fixed - 3.19% - Receive Floating - LIBOR	2/3/2017 2/3/2027	4,700,000	2/1/2017	338,400	(239,297)
Pay Fixed - 3.32% -Receive Floating - LIBOR	2/3/2017 2/3/2027	4,550,000	2/1/2017	329,102	(257,682)
Total Put Options				789,432	(533,671)

Total				2,419,719	(1,789,577)

(k)	Unrealized appreciation on written options on interest rate swap contracts at January 31, 2013 was $630,142.

At January 31, 2013, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (l)	Fixed Cash Flows Received	Underlying Debt Obligation/Reference Entity Quality Rating (m)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

9/21/2009 12/20/2014	1,710,0001	1.0%	Berkshire Hathaway Finance Corp., 4.625%, 10/15/2013, AA+	18,801	(43,280)	62,081
12/20/2011 3/20/2017	390,0002	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	52,604	13,584	39,020
6/21/2010 9/20/2013	400,0003	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	14,141	4,903	9,238
6/21/2010 9/20/2015	560,0004	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	60,043	(9,983)	70,026
12/20/2010 3/20/2016	1,710,0005	1.0%	Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022, BBB-	6,379	(497)	6,876
3/21/2011 6/20/2016	740,0001	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	80,333	18,738	61,595
9/20/2012 12/20/2017	5,600,0006	1.0%	Kingdom of Spain, 5.5%, 7/30/2017, BBB-	(412,586)	(683,687)	271,101
9/20/2012 12/20/2017	2,800,0003	1.0%	Kingdom of Spain, 5.5%, 7/30/2017, BBB-	(206,292)	(309,341)	103,049
12/20/2012 12/20/2017	3,000,0001	5.0%	Markit Dow Jones CDX North America High Yield Index	74,852	65,078	9,774
12/20/2012 12/20/2017	5,000,0005	5.0%	Markit Dow Jones CDX North America High Yield Index	132,390	129,507	2,883
9/20/2012 12/20/2017	1,000,0001	5.0%	Markit Dow Jones CDX North America High Yield Index	28,561	(1,224)	29,785
9/20/2012 12/20/2017	6,000,0003	5.0%	Markit Dow Jones CDX North America High Yield Index	171,368	1,821	169,547
9/20/2012 12/20/2017	615,0007	5.0%	General Motors Co., 3.3%, 12/20/2017, BB+	76,122	44,645	31,477
Total unrealized appreciation					866,452

(l)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(m)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

At January 31, 2013, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

7/16/2013 7/16/2014	6,500,0008	Floating — LIBOR	Fixed — 0.515%	7,297	(244)	7,541
9/17/2013 9/17/2017	8,000,0005	Floating — LIBOR	Fixed — 0.94%	26,316	(462)	26,778
7/16/2013 7/16/2023	12,000,0008	Fixed - 1.858%	Floating - LIBOR	390,150	5,409	384,741
7/16/2013 7/16/2018	300,0008	Floating — LIBOR	Fixed — 1.148%	(925)	(60)	(865)
4/13/2012 4/13/2016	8,500,0006	Floating — LIBOR	Fixed — 1.22%	183,104	—	183,104
7/16/2013 7/16/2033	1,700,0008	Floating - LIBOR	Fixed - 2.322%	(155,990)	677	(156,667)
7/16/2013 7/16/2043	1,500,0008	Floating - LIBOR	Fixed - 2.424%	(194,108)	2,099	(196,207)
Total net unrealized appreciation					248,425

Counterparties:
1	JPMorgan Chase Securities, Inc.
2	Credit Suisse
3	Citibank, Inc.
4	Bank of America
5	Morgan Stanley
6	BNP Paribas
7	UBS AG
8	Nomura International PLC
LIBOR: London Interbank Offered Rate

As of January 31, 2013, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

MXN	63,375,000	USD	4,987,531	2/5/2013	5,504	JPMorgan Chase Securities, Inc.
USD	3,286,812	MXN	42,250,000	2/5/2013	34,540	JPMorgan Chase Securities, Inc.
JPY	280,000,000	USD	3,168,277	2/7/2013	106,198	BNP Paribas
JPY	905,683,740	EUR	7,800,000	2/8/2013	686,690	JPMorgan Chase Securities, Inc.
USD	9,711,889	NZD	11,700,000	2/19/2013	95,184	BNP Paribas
NZD	7,800,000	USD	6,553,638	2/19/2013	15,589	Nomura International PLC
NZD	3,900,000	USD	3,271,343	2/19/2013	2,319	BNP Paribas
USD	3,365,140	EUR	2,500,000	2/22/2013	29,766	Nomura International PLC
JPY	150,000,000	USD	1,678,110	2/22/2013	37,562	BNP Paribas
JPY	150,000,000	USD	1,688,590	2/22/2013	48,042	Nomura International PLC
JPY	300,000,000	USD	3,312,877	2/22/2013	31,781	Barclays Bank PLC
AUD	1,686,008	EUR	1,300,000	2/28/2013	11,002	Barclays Bank PLC
USD	3,378,166	SEK	21,500,000	2/28/2013	1,434	Nomura International PLC
EUR	2,500,000	CHF	3,092,025	2/28/2013	3,562	JPMorgan Chase Securities, Inc
USD	36,537	CHF	33,295	2/28/2013	59	Nomura International PLC
AUD	3,850,000	USD	4,008,870	4/9/2013	14,628	BNP Paribas
CAD	8,000,000	USD	8,092,890	4/9/2013	83,904	Nomura International PLC
Total unrealized appreciation					1,207,764

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	1,671,196	MXN	21,125,000	2/5/2013	(10,520)	Barclays Bank PLC
USD	3,246,073	ZAR	27,900,000	2/7/2013	(129,767)	Barclays Bank PLC
USD	3,208,801	JPY	280,000,000	2/7/2013	(146,722)	Barclays Bank PLC
ZAR	27,900,000	USD	3,087,794	2/7/2013	(28,512)	JPMorgan Chase Securities, Inc.
EUR	7,800,000	JPY	890,542,850	2/8/2013	(852,272)	Barclays Bank PLC
USD	166,952	JPY	15,140,890	2/8/2013	(1,370)	Nomura International PLC
EUR	2,500,000	USD	3,326,905	2/22/2013	(68,001)	Nomura International PLC
EUR	2,011,500	USD	2,706,513	2/25/2013	(25,072)	JPMorgan Chase Securities, Inc.
CHF	3,125,320	EUR	2,500,000	2/28/2013	(40,158)	Nomura International PLC
EUR	4,150,000	USD	5,423,228	4/9/2013	(213,750)	Barclays Bank PLC
Total unrealized depreciation					(1,516,144)

Currency Abbreviations

ARS	Argentine Peso	JPY	Japanese Yen
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	USD	United States Dollar
GBP	British Pound	ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(n)
Corporate Bonds	$ —	$ 332,858,295	$ 69,097	$ 332,927,392
Mortgage-Backed Securities Pass-Throughs	—	28,082,006	—	28,082,006
Asset-Backed	—	7,301,311	—	7,301,311
Commercial Mortgage-Backed Securities	—	14,525,201	—	14,525,201
Collateralized Mortgage Obligations	—	20,422,342	—	20,422,342
Government & Agency Obligations	—	110,207,660	—	110,207,660
Loan Participations and Assignments	—	65,122,818	—	65,122,818
Municipal Bonds and Notes	—	5,546,080	—	5,546,080
Convertible Bonds	—	781,015	554,691	1,335,706
Preferred Securities	—	763,209	—	763,209
Other Investments	—	—	48,686	48,686
Common Stocks(n)	—	2,385	59,137	61,522
Preferred Stock	—	322,090	—	322,090
Warrants(n)	—	—	21,787	21,787
Exchange- Traded Fund	873,199	—	—	873,199
Open-End Investment Company	10,697,915	—	—	10,697,915
Short-Term Investments(n)	127,264,046	—	—	127,264,046
Derivatives(o)
Purchased Options	257,031	1,964,103	—	2,221,134
Futures Contracts	72,403	—	—	72,403
Credit Default Swap Contracts	—	866,452	—	866,452
Interest Rate Swap Contracts	—	602,164	—	602,164
Forward Foreign Currency Exchange Contracts	—	1,207,764	—	1,207,764
Total	$ 139,164,594	$ 590,574,895	$ 753,398	$ 730,492,887

Liabilities
Derivatives(o)
Written Options	$ (26,562)	$ (1,789,577)	$ —	$ (1,816,139)
Futures Contracts	(1,262,729)	—	—	(1,262,729)
Interest Rate Swap Contracts	—	(353,739)	—	(353,739)
Forward Foreign Currency Exchange Contracts	—	(1,516,144)	—	(1,516,144)
Total	$ (1,289,291)	$ (3,659,460)	$ —	$ (4,948,751)

During the period ended January 31, 2013, the amount of transfers between Level 2 and Level 3 was $170.  Investments were transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

During the period ended January 31, 2013, the amount of transfers between Level 3 and Level 2 was $490,250.  Investments were transferred from Level 3 to Level 2 because of the lack of observable market data due to a decrease in market activity.

Transfers between price levels are recognized at the beginning of the reporting period.

(n)	See Investment Portfolio for additional detailed categorizations.
(o)
Derivatives include value of options purchased, unrealized appreciation (depreciation) on futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$866,452	$—	$—
Foreign Exchange Contracts	$—	$—	$(308,380)	$—
Interest Rate Contracts	$(1,190,326)	$248,425	$—	$(332,072)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Unconstrained Income Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 20, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 20, 2013